UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

JPMorgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 96.5%
	Common Stocks — 96.5%
	Beverages — 1.3%
436	Brown-Forman Corp., Class B	$33,569
2,452	Constellation Brands, Inc., Class A (a)	61,413
		94,982
	Building Products — 0.9%
1,653	American Standard Cos., Inc.	70,830
	Capital Markets — 2.2%
1,711	E*Trade Financial Corp. (a)	46,168
1,128	Northern Trust Corp.	59,199
723	T. Rowe Price Group, Inc.	56,538
		161,905
	Chemicals — 4.4%
2,001	Albemarle Corp.	90,751
1,176	Ashland, Inc.	83,597
1,342	PPG Industries, Inc.	85,041
1,040	Sigma-Aldrich Corp.	68,428
		327,817
	Commercial Banks — 6.9%
1,221	Cullen/Frost Bankers, Inc.	65,629
1,251	M&T Bank Corp.	142,789
4,435	North Fork Bancorp, Inc.	127,866
2,225	TCF Financial Corp.	57,291
1,555	Wilmington Trust Corp.	67,418
636	Zions Bancorp	52,641
		513,634
	Commercial Services & Supplies — 1.9%
1,637	Pitney Bowes, Inc.	70,268
1,650	Republic Services, Inc.	70,141
		140,409
	Computers & Peripherals — 0.9%
1,571	NCR Corp. (a)	65,631
	Construction Materials — 1.5%
1,283	Vulcan Materials Co.	111,137
	Containers & Packaging — 1.2%
2,013	Ball Corp.	88,208
	Distributors — 0.9%
1,506	Genuine Parts Co.	66,004
	Diversified Financial Services — 0.8%
1,158	Principal Financial Group	56,510
	Diversified Telecommunication Services — 3.3%
2,074	Alltel Corp.	134,305
2,802	CenturyTel, Inc.	109,606
		243,911
	Electric Utilities — 5.1%
1,831	American Electric Power Co., Inc.	62,294
2,470	DPL, Inc.	66,698
840	FirstEnergy Corp.	41,081
1,688	PG&E Corp.	65,644
2,757	PPL Corp.	81,041
3,070	Westar Energy, Inc.	63,878
		380,636
	Electrical Equipment — 2.3%
1,730	Ametek, Inc.	77,767
1,065	Cooper Industries Ltd., Class A (Bermuda)	92,531
		170,298
	Electronic Equipment & Instruments — 0.7%
986	Amphenol Corp., Class A	51,470
	Food Products — 1.5%
1,515	Dean Foods Co. (a)	58,824
4,293	Del Monte Foods Co.	50,915
		109,739
	Gas Utilities — 1.7%
1,971	AGL Resources, Inc.	71,036
2,523	UGI Corp.	53,162
		124,198
	Health Care Providers & Services — 4.4%
1,171	Community Health Systems, Inc. (a)	42,335
2,407	Coventry Health Care, Inc. (a)	129,933
997	Henry Schein, Inc. (a)	47,708
988	Manor Care, Inc.	43,831
1,186	Quest Diagnostics, Inc.	60,821
		324,628
	Hotels, Restaurants & Leisure — 3.5%
2,666	Applebee’s International, Inc.	65,460
4,026	Hilton Hotels Corp.	102,494
2,043	Outback Steakhouse, Inc.	89,870
		257,824
	Household Durables — 1.0%
910	Fortune Brands, Inc.	73,373
	Household Products — 1.1%
1,400	Clorox Co.	83,772
	Industrial Conglomerates — 1.8%
1,160	Carlisle Cos., Inc.	94,896
558	Walter Industries, Inc.	37,181
		132,077

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Insurance — 7.3%
3,565	Assurant, Inc.	175,596
1,729	Cincinnati Financial Corp.	72,751
1,754	Genworth Financial, Inc., Class A	58,646
1,806	IPC Holdings Ltd. (Bermuda)	50,661
5,202	Old Republic International Corp.	113,502
1,447	Safeco Corp.	72,629
		543,785
	IT Services — 0.7%
916	Affiliated Computer Services, Inc., Class A (a)	54,667
	Machinery — 1.6%
1,694	Crane Co.	69,487
624	Harsco Corp.	51,539
		121,026
	Media — 5.5%
1,904	Cablevision Systems New York Group, Class A (a)	50,840
1,861	Clear Channel Communications, Inc.	53,976
2,533	Clear Channel Outdoor Holdings, Inc., Class A (a)	59,392
1,036	Gannett Co., Inc.	62,089
1,631	Interactive Data Corp. (a)	38,321
766	Knight Ridder, Inc.	48,419
754	McClatchy Co., Class A	36,823
75	Washington Post Co. (The), Class B	58,621
		408,481
	Multi-Utilities — 3.2%
1,710	Energen Corp.	59,857
2,213	Energy East Corp.	53,771
775	Questar Corp.	54,268
1,719	SCANA Corp.	67,457
		235,353
	Multiline Retail — 2.2%
2,148	Family Dollar Stores, Inc.	57,132
1,060	Federated Department Stores, Inc.	77,413
1,457	Tuesday Morning Corp.	33,651
		168,196
	Oil, Gas & Consumable Fuels — 5.1%
2,101	Devon Energy Corp.	128,537
1,379	Kinder Morgan, Inc.	126,817
714	Marathon Oil Corp.	54,386
3,450	Williams Cos., Inc.	73,802
		383,542
	Paper & Forest Products — 0.8%
2,200	MeadWestvaco Corp.	60,079
	Personal Products — 0.8%
1,641	Estee Lauder Cos., Inc. (The), Class A	61,044
	Pharmaceuticals — 0.7%
935	Omnicare, Inc.	51,427
	Real Estate — 4.4%
2,331	Brookfield Properties Co. (Canada)	79,597
1,144	Forest City Enterprises, Inc., Class A	53,954
1,307	iStar Financial, Inc. REIT	50,039
1,275	Rayonier, Inc. REIT	58,135
917	Vornado Realty Trust REIT	88,003
		329,728
	Road & Rail — 0.8%
1,158	Norfolk Southern Corp.	62,613
	Software — 1.0%
2,699	CA, Inc.	73,432
	Specialty Retail — 5.4%
2,758	Autonation, Inc. (a)	59,435
1,352	AutoZone, Inc. (a)	134,751
3,085	Limited Brands, Inc.	75,464
1,518	Tiffany & Co.	56,967
3,009	TJX Cos., Inc.	74,671
		401,288
	Textiles, Apparel & Luxury Goods — 3.4%
1,521	Columbia Sportswear Co. (a)	81,089
3,085	V.F. Corp.	175,542
		256,631
	Thrifts & Mortgage Finance — 3.5%
1,770	Golden West Financial Corp.	120,210
1,234	MGIC Investment Corp.	82,215
1,226	Webster Financial Corp.	59,393
		261,818
	Wireless Telecommunication Services — 0.8%
1,692	Telephone & Data Systems, Inc.	63,881
	Total Common Stocks (Cost $6,191,737)	7,185,984
	Short-Term Investment — 4.6%
	Investment Company — 4.6%
342,791	JPMorgan Prime Money Market Fund (b) (m) (Cost $342,791)	342,791
Principal Amount
	Investments of Cash Collateral for Securities Loaned — 7.3%
	Certificates of Cash Deposit — 2.0%
$22,990	Bank of Nova Scotia, FRN, 4.76%, 05/21/07	22,990

Shares	Security Description	Value
	Certificates of Cash Deposit — Continued
15,000	Bank of Tokyo-Ufj Ltd., FRN, 4.80%, 05/10/06	15,000
15,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	15,000
15,077	Credit Suisse First Boston, 4.79%, 04/10/06	15,077
12,499	Manufacturers and Traders, FRN, 4.80%, 09/26/06	12,499
9,498	Natexis Banques Populaires, FRN, 4.89%, 01/09/08	9,498
12,498	Nordea Bank, FRN, 4.82%, 01/03/07	12,498
15,000	Norinchukin Bank, FRN, 4.83%, 05/10/06	15,000
10,000	Royal Bank of Canada, FRN, 4.80%, 11/13/06	10,000
19,000	Wells Fargo Bank, FRN, 4.80%, 12/01/06	19,000
		146,562
	Commercial Paper — 0.3%
21,500	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	21,500
	Corporate Notes — 3.4%
1,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	1,000
27,000	American Express Credit Corp., FRN, 4.72%, 06/12/07	27,000
20,000	Bank of America N.A., FRN, 4.81%, 11/07/06	20,000
9,350	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	9,350
28,200	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	28,200
6,500	Countrywide Financial Corp., FRN, 5.01%, 06/20/06	6,500
25,000	Dorada Finance, Inc., FRN, 4.88%, 11/15/07	25,000
	General Electric Capital Corp., FRN,
15,006	4.92%, 12/08/06	15,006
1,501	4.93%, 05/12/06	1,501
10,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	10,000
7,496	K2(USA) LLC, FRN, 4.89%, 02/15/08	7,496
5,000	Landsbanki Islands HF, FRN, 4.83%, 04/30/07	5,000
14,498	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	14,498
	Links Finance LLC, FRN,
19,997	4.87%, 10/15/07	19,997
1,000	4.92%, 10/06/06	1,000
30,000	Macquarie Bank Ltd., FRN, 4.83%, 04/20/07	30,000
10,004	Pricoa Global Funding I, FRN, 4.84%, 10/05/06	10,004
	Sigma Finance, Inc., FRN,
1,000	4.87%, 10/24/07	1,000
19,988	4.89%, 02/27/08	19,988
		252,540
	Time Deposit — 0.3%
25,000	Landesbank Baden-Wurttemberg 4.80%, 05/10/06	25,000
	Repurchase Agreements — 1.3%
20,098	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $20,106, collateralized by U.S. Government Agency Mortgages.	20,098
25,500	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $25,510, collateralized by U.S. Government Agency Mortgages.	25,500
30,500	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $30,512, collateralized by U.S. Government Agency Mortgages.	30,500
20,000	UBS Securities LLC, 4.89%, dated 3/31/06, due 04/03/06, repurchase price $20,008, collateralized by U.S. Government Agency Mortgages.	20,000
		96,098
	Total Investments of Cash Collateral for Securities Loaned (Cost $541,700)	541,700
	Total Investments — 108.4% (Cost $7,076,228)	8,070,475
	Liabilities in Excess of Other Assets — (8.4)%	(625,106)
	Net Assets — 100.0%	$7,445,369

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,082,363
Aggregate gross unrealized depreciation	(88,116)
Net unrealized appreciation/depreciation	$994,247
Federal income tax cost of investments	$7,076,228

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Fleming Mutual Fund Group, Inc.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006